BASIS OF PREPARATION (Details)	12 Months Ended		24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Musselwhite Mine Ltd
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%
Principal place of business of subsidiary			Canada
Camino Rojo
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary			Mexico
Gold Standard Ventures (US) Inc.
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary			USA
Minera Cerro Quema SA
BASIS OF PREPARATION
Proportion of ownership interest in subsidiary	100.00%	100.00%
Principal place of business of subsidiary			Panama